Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of carrying amounts and fair values of financial assets and financial liabilities	The following tables show the carrying amounts and fair values of financial assets and financial liabilities.

	United States Dollar
	Carrying amount				Carrying amount	Fair value
Figures in millions unless otherwise stated	Fair value through profit or loss	Fair value through OCI	Financial assets measured at amortised cost	Other financial liabilities measured at amortised cost	Total	Total

2021
Financial assets measured at fair value
– Environmental trust funds	2.9	—	—	—	2.9	2.9
– Trade receivables from provisional copper sales	25.8	—	—	—	25.8	25.8
– Investments	—	30.9	—	—	30.9	30.9
– Asanko redeemable preference shares	—	94.5	—	—	94.5	94.5
– Oil derivatives contracts	5.1	—	—	—	5.1	5.1
Total	33.8	125.4	—	—	159.2	159.2
Financial assets not measured at fair value
– Environmental trust funds	—	—	85.2	—	85.2	85.2
– Loan advanced - contractor	—	—	27.3	—	27.3	27.3
– Trade and other receivables	—	—	56.5	—	56.5	56.5
– Cash and cash equivalents	—	—	524.7	—	524.7	524.7
Total	—	—	693.7	—	693.7	693.7
Financial liabilities measured at fair value
– Foreign currency derivative contracts	6.8	—	—	—	6.8	6.8
Total	6.8	—	—	—	6.8	6.8
Financial liabilities not measured at fair value
– Borrowings	—	—	—	1,078.1	1,078.1	1,191.6
– Trade and other payables	—	—	—	480.5	480.5	480.5
– Lease liabilities	—	—	—	415.5	415.5	415.5
Total	—	—	—	1,974.1	1,974.1	2,087.6

	United States Dollar
	Carrying amount				Carrying amount	Fair value
Figures in millions unless otherwise stated	Fair value through profit or loss	Fair value through OCI	Financial assets measured at amortised cost	Other financial liabilities measured at amortised cost	Total	Total

2020
Financial assets measured at fair value
– Environmental trust funds	7.4	—	—	—	7.4	7.4
– Trade receivables from provisional copper sales	23.7	—	—	—	23.7	23.7
– Investments	—	42.4	—	—	42.4	42.4
– Asanko redeemable preference shares	—	92.6	—	—	92.6	92.6
– Warrants	12.9	—	—	—	12.9	12.9
– Oil derivatives contracts	113.3	—	—	—	113.3	113.3
Total	157.3	135.0	—	—	292.3	292.3
Financial assets not measured at fair value
– Environmental trust funds	—	—	71.9	—	71.9	71.9
– Loan advanced - contractor	—	—	68.4	—	68.4	68.4
– Trade and other receivables	—	—	29.5	—	29.5	29.5
– Cash and cash equivalents	—	—	886.8	—	886.8	886.8
Total	—	—	1,056.6	—	1,056.6	1,056.6
Financial liabilities measured at fair value
– Gold and foreign exchange derivative contracts	29.1	—	—	—	29.1	29.1
Total	29.1	—	—	—	29.1	29.1
Financial liabilities not measured at fair value
– Borrowings	—	—	—	1,526.9	1,526.9	1,689.8
– Trade and other payables	—	—	—	452.0	452.0	452.0
– Lease liabilities	—	—	—	429.0	429.0	429.0
Total	—	—	—	2,407.9	2,407.9	2,570.8

Summary of assets and liabilities measured at fair value by level within fair value hierarchy
The following table sets out the Group’s financial assets and financial liabilities by level within the fair value hierarchy at the reporting date:

	United States Dollar
	2021				2020
Figures in millions unless otherwise stated	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

Financial assets measured at fair value
Environmental trust funds	2.9	—	2.9	—	7.4	—	7.4	—
Trade receivables from provisional copper sales	25.8	—	25.8	—	23.7	—	23.7	—
Investments – listed	30.9	30.9	—	—	42.4	42.4	—	—
Asanko redeemable preference shares	94.5	—	—	94.5	92.6	—	—	92.6
Warrants	—	—	—	—	12.9	—	12.9	—
Gold derivative contracts	—	—	—	—	27.3	—	27.3	—
Foreign currency derivative contracts	—	—	—	—	86.0	—	86.0	—
Oil derivative contracts	5.1	—	5.1	—	—	—	—	—
Financial assets not measured at fair value
Environmental trust funds	85.2	—	85.2	—	71.9	—	71.9	—
Loan advanced – contractor	27.3	—	—	27.3	68.4		—	68.4
Financial liabilities measured at fair value
Copper derivative contracts	—	—	—	—	14.0	—	14.0	—
Oil derivative contracts	—	—	—	—	15.1	—	15.1	—
Foreign currency derivative contracts	6.8	—	6.8	—	—	—	—	—
Financial liabilities not measured at fair value
Borrowings	1,191.6	1,108.1	—	83.5	1,689.8	1,156.3	—	533.5